Document And Entity Information	Nov. 03, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 03, 2026
Entity Registrant Name	Xometry, Inc.
Entity Central Index Key	0001657573
Entity Emerging Growth Company	false
Entity File Number	001-40546
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	32-0415449
Entity Address, Address Line One	6116 Executive Blvd, Suite 800
Entity Address, City or Town	North Bethesda
Entity Address, State or Province	MD
Entity Address, Postal Zip Code	20852
City Area Code	(240)
Local Phone Number	252-1138
Entity Information, Former Legal or Registered Name	Not applicable
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Class A common stock, par value $0.000001 per share
Trading Symbol	XMTR
Security Exchange Name	NASDAQ